UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21527

THE ENDOWMENT MASTER FUND, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 900

HOUSTON, TEXAS 77027

(Address of principal executive offices) (Zip code)

George Zornada, Esq.

K&L Gates LLP

State Street Financial Center

One Lincoln Street

Boston, Ma 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 993-4675

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 through June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008

Item 1.	Proxy Voting Record

The Information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the principal security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

ABERDEEN ASIA-PACIFIC INCOME FUND, INC.

Security:	003009107	Agenda Number:	932815559

Ticker:	FAX	Meeting Type:	Annual

ISIN:	US0030091070	Meeting Date:	25-Mar-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 P. GERALD MALONE	Mgmt	For	For

	2 PETER D. SACKS	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

BAKER HUGHES INCORPORATED

Security:	057224OIH	Agenda Number:	932825497

Ticker:		Meeting Type:	Annual

ISIN:		Meeting Date:	24-Apr-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTORS

	1 LARRY D. BRADY	Mgmt	For	For

	2 CLARENCE P. CAZALOT, JR	Mgmt	For	For

	3 CHAD C. DEATON	Mgmt	For	For

	4 EDWARD P. DJEREJIAN	Mgmt	For	For

	5 ANTHONY G. FERNANDES	Mgmt	For	For

	6 CLAIRE W. GARGALLI	Mgmt	For	For

	7 PIERRE H. JUNGELS	Mgmt	For	For

	8 JAMES A. LASH	Mgmt	For	For

	9 JAMES F. MCCALL	Mgmt	For	For

	10 J. LARRY NICHOLS	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
	11 H. JOHN RILEY, JR.	Mgmt	For	For

	12 CHARLES L. WATSON	Mgmt	For	For

02	RATIFICATION OF DELOITTE & TOUCHE AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.	Mgmt	For	For

03	PROPOSAL TO APPROVE THE PERFORMANCE CRITERIA FOR AWARDS UNDER THE 2002 DIRECTOR & OFFICER LONG-TERM INCENTIVE PLAN.	Mgmt	For	For

04	SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING AND ANY RECONVENED MEETING AFTER AN ADJOURNMENT THEREOF.	Mgmt	Abstain	Against

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

BJ SERVICES COMPANY

Security:	055482OIH	Agenda Number:	932799084

Ticker:		Meeting Type:	Annual

ISIN:		Meeting Date:	07-Feb-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 L. WILLIAM HEILIGBRODT	Mgmt	For	For

	2 JAMES L. PAYNE	Mgmt	For	For

	3 J.W. STEWART	Mgmt	For	For

02	TO APPROVE THE BJ SERVICES COMPANY 2008 EMPLOYEE STOCK PURCHASE PLAN.	Mgmt	For	For

03	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY’S INDEPENDENT AUDITOR FOR THE FISCAL YEAR 2008.	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

CAMERON INTERNATIONAL CORPORATION

Security:	13342BOIH	Agenda Number:	932789463

Ticker:		Meeting Type:	Special

ISIN:		Meeting Date:	07-Dec-07

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	AMENDMENT TO THE COMPANY’S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 150,000,000 TO 400,000,000.	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

CAMERON INTERNATIONAL CORPORATION

Security:	13342BOIH	Agenda Number:	932846984

Ticker:		Meeting Type:	Annual

ISIN:		Meeting Date:	14-May-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 PETER J. FLUOR	Mgmt	Split 66% For	Split

	2 JACK B. MOORE	Mgmt	Split 66% For	Split

	3 DAVID ROSS III	Mgmt	Split 66% For	Split

02	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS CAMERON’S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2008.	Mgmt	Split 66% For	Split

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

DIAMOND OFFSHORE DRILLING, INC.

Security:	25271COIH	Agenda Number:	932868992

Ticker:		Meeting Type:	Annual

ISIN:		Meeting Date:	20-May-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 JAMES S. TISCH	Mgmt	Split 66% For	Split

	2 LAWRENCE R. DICKERSON	Mgmt	Split 66% For	Split

	3 JOHN R. BOLTON	Mgmt	Split 66% For	Split

	4 CHARLES L. FABRIKANT	Mgmt	Split 66% For	Split

	5 PAUL G. GAFFNEY II	Mgmt	Split 66% For	Split

	6 HERBERT C. HOFMANN	Mgmt	Split 66% For	Split

	7 ARTHUR L. REBELL	Mgmt	Split 66% For	Split

	8 RAYMOND S. TROUBH	Mgmt	Split 66% For	Split

02	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR FISCAL YEAR 2008.	Mgmt	Split 66% For	Split

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

ENSCO INTERNATIONAL INCORPORATED

Security:	26874QOIH	Agenda Number:	932846580

Ticker:		Meeting Type:	Annual

ISIN:		Meeting Date:	22-May-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
1A	ELECTION OF CLASS II DIRECTOR FOR A TERM TO EXPIRE IN 2011: J. RODERICK CLARK	Mgmt	Split 66% For	Split

1B	ELECTION OF CLASS II DIRECTOR FOR A TERM TO EXPIRE IN 2011: DANIEL W. RABUN	Mgmt	Split 66% For	Split

1C	ELECTION OF CLASS II DIRECTOR FOR A TERM TO EXPIRE IN 2011: KEITH O. RATTIE	Mgmt	Split 66% For	Split

1D	ELECTION OF CLASS I DIRECTOR FOR A TERM TO EXPIRE IN 2009: C. CHRISTOPHER GAUT	Mgmt	Split 66% For	Split

02	RATIFICATION OF THE AUDIT COMMITTEE’S APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.	Mgmt	Split 66% For	Split

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

EXTERRAN HOLDINGS INC.

Security:	410768OIH	Agenda Number:	932866099

Ticker:		Meeting Type:	Annual

ISIN:		Meeting Date:	06-May-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 JANET F. CLARK	Mgmt	Split 66% For	Split

	2 ERNIE L. DANNER	Mgmt	Split 66% For	Split

	3 URIEL E. DUTTON	Mgmt	Split 66% For	Split

	4 GORDON T. HALL	Mgmt	Split 66% For	Split

	5 J.W.G. HONEYBOURNE	Mgmt	Split 66% For	Split

	6 JOHN E. JACKSON	Mgmt	Split 66% For	Split

	7 WILLIAM C. PATE	Mgmt	Split 66% For	Split

	8 STEPHEN M. PAZUK	Mgmt	Split 66% For	Split

	9 STEPHEN A. SNIDER	Mgmt	Split 66% For	Split

02	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS EXTERRAN HOLDINGS, INC.’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Mgmt	Split 66% For	Split

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

FIDELITY INVESTMENT TRUST

Security:	315910760	Agenda Number:	932822186

Ticker:	FJSCX	Meeting Type:	Special

ISIN:	US3159107602	Meeting Date:	18-Jun-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 JAMES C. CURVEY	Mgmt	For	For

	2 DENNIS J. DIRKS	Mgmt	For	For

	3 EDWARD C. JOHNSON 3D	Mgmt	For	For

	4 ALAN J. LACY	Mgmt	For	For

	5 NED C. LAUTENBACH	Mgmt	For	For

	6 JOSEPH MAURIELLO	Mgmt	For	For

	7 CORNELIA M. SMALL	Mgmt	For	For

	8 WILLIAM S. STAVROPOULOS	Mgmt	For	For

	9 DAVID M. THOMAS	Mgmt	For	For

	10 MICHAEL E. WILEY	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

GLOBALSANTAFE CORPORATION

Security:	G3930EOIH	Agenda Number:	932778395

Ticker:		Meeting Type:	Special

ISIN:		Meeting Date:	09-Nov-07

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	APPROVAL OF THE SCHEME OF ARRANGEMENT, ATTACHED TO THE ACCOMPANYING JOINT PROXY STATEMENT AS ANNEX H. ** NOTE ** THIS ITEM TO BE VOTED ON AT THE FIRST PART OF THE SHAREHOLDERS MEETING, WHICH PART IS CONVENED PURSUANT TO THE ORDER OF THE GRAND COURT OF THE CAYMAN ISLANDS	Mgmt	For	For

02	APPROVAL OF THE SCHEME OF ARRANGEMENT, ATTACHED TO THE ACCOMPANYING JOINT PROXY STATEMENT AS ANNEX H. ** NOTE ** THIS ITEM TO BE VOTED ON AT THE SECOND PART OF THE SHAREHOLDERS MEETING, WHICH PART IS CONVENED IN ACCORDANCE WITH THE ARTICLES OF ASSOCIATION	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

GRANT PRIDECO, INC.

Security:	38821GOIH	Agenda Number:	932842518

Ticker:		Meeting Type:	Special

ISIN:		Meeting Date:	21-Apr-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	ADOPTION OF MERGER AGREEMENT: TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF DECEMBER 16, 2007, AMONG NATIONAL OILWELL VARCO, INC. (“NATIONAL OILWELL VARCO”), NOV SUB, INC. (“NOV SUB”), A WHOLLY OWNED SUBSIDIARY OF NATIONAL OILWELL VARCO, AND GRANT PRIDECO, INC. (“GRANT PRIDECO”), ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Mgmt	Split 66% For	Split

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

HALLIBURTON COMPANY

Security:	406216OIH	Agenda Number:	932852076

Ticker:		Meeting Type:	Annual

ISIN:		Meeting Date:	21-May-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
1A	ELECTION OF DIRECTOR: A.M. BENNETT	Mgmt	Split 66% For	Split

1B	ELECTION OF DIRECTOR: J.R. BOYD	Mgmt	Split 66% For	Split

1C	ELECTION OF DIRECTOR: M. CARROLL	Mgmt	Split 66% For	Split

1D	ELECTION OF DIRECTOR: K.T. DERR	Mgmt	Split 66% For	Split

1E	ELECTION OF DIRECTOR: S.M. GILLIS	Mgmt	Split 66% For	Split

1F	ELECTION OF DIRECTOR: J.T. HACKETT	Mgmt	Split 66% For	Split

1G	ELECTION OF DIRECTOR: D.J. LESAR	Mgmt	Split 66% For	Split

1H	ELECTION OF DIRECTOR: J.L. MARTIN	Mgmt	Split 66% For	Split

1I	ELECTION OF DIRECTOR: J.A. PRECOURT	Mgmt	Split 66% For	Split

1J	ELECTION OF DIRECTOR: D.L. REED	Mgmt	Split 66% For	Split

02	PROPOSAL FOR RATIFICATION OF THE SELECTION OF AUDITORS.	Mgmt	Split 66% For	Split

03	PROPOSAL ON REAPPROVAL OF MATERIAL TERMS OF PERFORMANCE GOALS UNDER 1993 STOCK AND INCENTIVE PLAN.	Mgmt	Split 66% For	Split

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
04	PROPOSAL ON HUMAN RIGHTS POLICY.	Shr	Split 66% Abstain	Against

05	PROPOSAL ON POLITICAL CONTRIBUTIONS.	Shr	Split 66% Abstain	Against

06	PROPOSAL ON HUMAN RIGHTS BOARD COMMITTEE.	Shr	Split 66% Abstain	Against

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

ING MUTUAL FUNDS

Security:	44980Q518	Agenda Number:	932770476

Ticker:	IIRIX	Meeting Type:	Special

ISIN:	US44980Q5181	Meeting Date:	31-Dec-07

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 COLLEEN D. BALDWIN	Mgmt	For	For

	2 JOHN V. BOYER	Mgmt	For	For

	3 PATRICIA W. CHADWICK	Mgmt	For	For

	4 ROBERT W. CRISPIN	Mgmt	For	For

	5 PETER S. DROTCH	Mgmt	For	For

	6 J. MICHAEL EARLEY	Mgmt	For	For

	7 PATRICK W. KENNY	Mgmt	For	For

	8 SHAUN P. MATHEWS	Mgmt	For	For

	9 SHERYL K. PRESSLER	Mgmt	For	For

	10 DAVID W.C. PUTNAM	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
	11 ROGER B. VINCENT	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

MFS GOVERNMENT MARKETS INCOME TRUST

Security:	552939100	Agenda Number:	932771935

Ticker:	MGF	Meeting Type:	Annual

ISIN:	US5529391006	Meeting Date:	01-Nov-07

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 ROBERT J. MANNING	Mgmt	Withheld	Against

	2 LAWRENCE H. COHN, M.D.	Mgmt	Withheld	Against

	3 LAWRENCE T. PERERA	Mgmt	Withheld	Against

	4 LAURIE J. THOMSEN	Mgmt	Withheld	Against

02	TO AMEND THE TRUST’S FUNDAMENTAL INVESTMENT POLICY CONCERNING BORROWING.	Mgmt	For	For

03	TO ACT UPON, IF PROPERLY PRESENTED AT THE MEETING, A SHAREHOLDER PROPOSAL THAT THE BOARD OF TRUSTEES PROMPTLY TAKE THE STEPS NECESSARY TO OPEN-END THE TRUST OR OTHERWISE ENABLE SHAREHOLDERS TO REALIZE NET ASSET FOR THEIR SHARES.	Shr	For	Against

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

NABORS INDUSTRIES LTD.

Security:	G6359FOIH	Agenda Number:	932891612

Ticker:		Meeting Type:	Annual

ISIN:		Meeting Date:	03-Jun-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 ANTHONY G. PETRELLO	Mgmt	Split 66% For	Split

	2 MYRON M. SHEINFELD	Mgmt	Split 66% For	Split

	3 MARTIN J. WHITMAN	Mgmt	Split 66% For	Split

02	APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS AND TO AUTHORIZE THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO SET AUDITORS’ REMUNERATION.	Mgmt	Split 66% For	Split

03	SHAREHOLDER PROPOSAL TO ADOPT A PAY FOR SUPERIOR PERFORMANCE STANDARD IN THE COMPANY’S EXECUTIVE COMPENSATION PLAN FOR SENIOR EXECUTIVES.	Shr	Split 66% For	Against

04	SHAREHOLDER PROPOSAL REGARDING GROSS-UP PAYMENTS TO SENIOR EXECUTIVES.	Shr	Split 66% For	Against

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

NATIONAL OILWELL VARCO, INC.

Security:	637071OIH	Agenda Number:	932851771

Ticker:		Meeting Type:	Annual

ISIN:		Meeting Date:	14-May-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
1A	THE ELECTION OF DIRECTOR: ROBERT E. BEAUCHAMP	Mgmt	No vote

1B	THE ELECTION OF DIRECTOR: JEFFERY A. SMISEK	Mgmt	No vote

02	RATIFICATION OF INDEPENDENT AUDITORS	Mgmt	No vote

03	APPROVAL OF NATIONAL OILWELL VARCO ANNUAL INCENTIVE PLAN	Mgmt	No vote

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

NOBLE CORPORATION

Security:	G65422OIH	Agenda Number:	932838519

Ticker:		Meeting Type:	Annual

ISIN:		Meeting Date:	01-May-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 LAWRENCE J. CHAZEN	Mgmt	Split 78% For	Split

	2 MARY P. RICCIARDELLO	Mgmt	Split 78% For	Split

02	APPROVAL OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR 2008.	Mgmt	Split 78% For	Split

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

PUTNAM PREMIER INCOME TRUST

Security:	746853100	Agenda Number:	932801512

Ticker:	PPT	Meeting Type:	Annual

ISIN:	US7468531006	Meeting Date:	31-Jan-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 JOHN A. HILL	Mgmt	For	For

	2 JAMESON A. BAXTER	Mgmt	For	For

	3 C.E. HALDEMAN, JR.	Mgmt	For	For

	4 CHARLES B. CURTIS	Mgmt	For	For

	5 ROBERT J. DARRETTA	Mgmt	For	For

	6 MYRA R. DRUCKER	Mgmt	For	For

	7 PAUL L. JOSKOW	Mgmt	For	For

	8 KENNETH R. LEIBLER	Mgmt	For	For

	9 ELIZABETH T. KENNAN	Mgmt	For	For

	10 ROBERT E. PATTERSON	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
	11 GEORGE PUTNAM, III	Mgmt	For	For

	12 W. THOMAS STEPHENS	Mgmt	For	For

	13 RICHARD B. WORLEY	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

ROWAN COMPANIES, INC.

Security:	779382OIH	Agenda Number:	932889908

Ticker:		Meeting Type:	Annual

ISIN:		Meeting Date:	06-Jun-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
1A	ELECTION OF DIRECTOR: D.F. MCNEASE	Mgmt	For	For

1B	ELECTION OF DIRECTOR: LORD MOYNIHAN	Mgmt	For	For

1C	ELECTION OF DIRECTOR: R.G. CROYLE	Mgmt	For	For

02	THE RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY’S INDEPENDENT AUDITORS	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)

Security:	806857OIH	Agenda Number:	932819052

Ticker:		Meeting Type:	Annual

ISIN:		Meeting Date:	09-Apr-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 P. CAMUS	Mgmt	For	For

	2 J.S. GORELICK	Mgmt	For	For

	3 A. GOULD	Mgmt	For	For

	4 T. ISAAC	Mgmt	For	For

	5 N. KUDRYAVTSEV	Mgmt	For	For

	6 A. LAJOUS	Mgmt	For	For

	7 M.E. MARKS	Mgmt	For	For

	8 D. PRIMAT	Mgmt	For	For

	9 L.R. REIF	Mgmt	For	For

	10 T.I. SANDVOLD	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
	11 N. SEYDOUX	Mgmt	For	For

	12 L.G. STUNTZ	Mgmt	For	For

02	ADOPTION AND APPROVAL OF FINANCIALS AND DIVIDENDS	Mgmt	For	For

03	APPROVAL OF ADOPTION OF THE SCHLUMBERGER 2008 STOCK INCENTIVE PLAN	Mgmt	For	For

04	APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

SMITH INTERNATIONAL, INC.

Security:	832110OIH	Agenda Number:	932865124

Ticker:		Meeting Type:	Annual

ISIN:		Meeting Date:	13-May-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 LOREN K. CARROLL	Mgmt	Split 66% For	Split

	2 DOD A. FRASER	Mgmt	Split 66% For	Split

02	APPROVAL OF THIRD AMENDED AND RESTATED 1989 LONG-TERM INCENTIVE COMPENSATION PLAN	Mgmt	Split 66% For	Split

03	APPROVAL OF AMENDMENT TO RESTATED CERTIFICATE OF INCORPORATION	Mgmt	Split 66% For	Split

04	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Mgmt	Split 66% For	Split

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

THE CHINA FUND, INC.

Security:	169373107	Agenda Number:	932809289

Ticker:	CHN	Meeting Type:	Annual

ISIN:	US1693731077	Meeting Date:	06-Mar-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 NIGEL TULLOCH	Mgmt	For	For

	2 WILLIAM KIRBY	Mgmt	For	For

02	TO APPROVE THE PROPOSED ELIMINATION OF THE FUND’S FUNDAMENTAL INVESTMENT POLICY REQUIRING AT LEAST 65% OF THE FUND’S ASSETS TO BE INVESTED IN THE EQUITY SECURITIES OF CHINA COMPANIES.	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

TRANSOCEAN INC.

Security:	G90078OIH	Agenda Number:	932778636

Ticker:		Meeting Type:	Special

ISIN:		Meeting Date:	09-Nov-07

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	APPROVAL OF THE SCHEME OF ARRANGEMENT, ATTACHED TO THE ACCOMPANYING JOINT PROXY STATEMENT AS ANNEX G, WHICH PROVIDES FOR THE RECLASSIFICATION OF OUR ORDINARY SHARES.	Mgmt	For	For

02	APPROVAL OF THE ISSUANCE OF OUR ORDINARY SHARES TO SHAREHOLDERS OF GLOBALSANTAFE CORPORATION IN THE MERGER UNDER THE TERMS OF THE AGREEMENT AND PLAN OF MERGER, ATTACHED TO THE ACCOMPANYING JOINT PROXY STATEMENT AS ANNEX A.	Mgmt	For	For

03	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF OUR MEMORANDUM AND ARTICLES OF ASSOCIATION TO, AMONG OTHER THINGS, INCREASE THE MAXIMUM NUMBER OF DIRECTORS CONSTITUTING THE BOARD OF DIRECTORS OF TRANSOCEAN INC. FROM 13 TO 14, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

WEATHERFORD INTERNATIONAL LTD.

Security:	G95089OIH	Agenda Number:	932901451

Ticker:		Meeting Type:	Annual

ISIN:		Meeting Date:	02-Jun-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
1A	ELECTION AS DIRECTOR: NICHOLAS F. BRADY	Mgmt	Split 66% For	Split

1B	ELECTION AS DIRECTOR: WILLIAM E. MACAULAY	Mgmt	Split 66% For	Split

1C	ELECTION AS DIRECTOR: DAVID J. BUTTERS	Mgmt	Split 66% For	Split

1D	ELECTION AS DIRECTOR: ROBERT B. MILLARD	Mgmt	Split 66% For	Split

1E	ELECTION AS DIRECTOR: BERNARD J. DUROC-DANNER	Mgmt	Split 66% For	Split

1F	ELECTION AS DIRECTOR: ROBERT K. MOSES, JR.	Mgmt	Split 66% For	Split

1G	ELECTION OF DIRECTOR: ROBERT A. RAYNE	Mgmt	Split 66% For	Split

02	APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2008, AND AUTHORIZATION OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO SET ERNST & YOUNG LLP’S REMUNERATION.	Mgmt	Split 66% For	Split

Investment Company Report

Meeting Date Range:	01-Jul-2007 - 30-Jun-2008	Report Date:	07-Jul-2008

Master Fund

WESTERN ASSET/CLAYMORE LINKED SEC & INC

Security:	95766Q106	Agenda Number:	932867990

Ticker:	WIA	Meeting Type:	Annual

ISIN:	US95766Q1067	Meeting Date:	27-May-08

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management
01	DIRECTOR

	1 RONALD A. NYBERG	Mgmt	No vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Endowment Master Fund, L.P.

By:	/s/ Roy V. Washington
Roy V. Washington
Chief Compliance Officer

Date:	7/16/08